The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Brazilian real u s dollar exchange rate member | Bond member
Disclosure of detailed information about financial instruments [line items]
Exposure value	R$ (42,262,266)
Probable gain (loss)	(147,677)
Reasonably possible gain (loss)	(5,622,868)
Possible gain (loss)	(16,868,605)
Brazilian real u s dollar exchange rate member | Export prepayments member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(46,249)
Probable gain (loss)	(162)
Reasonably possible gain (loss)	(6,153)
Possible gain (loss)	(18,460)
Brazilian real u s dollar exchange rate member | Financings for investiments in plants member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(2,445,937)
Probable gain (loss)	(8,547)
Reasonably possible gain (loss)	(325,425)
Possible gain (loss)	(976,274)
Brazilian real u s dollar exchange rate member | Sace member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(1,824,276)
Probable gain (loss)	(6,375)
Reasonably possible gain (loss)	(242,714)
Possible gain (loss)	(728,143)
Brazilian real u s dollar exchange rate member | Dollar call and put options member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(85,217)
Probable gain (loss)	(7,729)
Reasonably possible gain (loss)	(252,319)
Possible gain (loss)	(1,458,259)
Brazilian real u s dollar exchange rate member | Dollar swap c d i member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(502,508)
Probable gain (loss)	(8,388)
Reasonably possible gain (loss)	(212,589)
Possible gain (loss)	(632,005)
Brazilian real u s dollar exchange rate member | M o n f o r t e member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(266,403)
Probable gain (loss)	(931)
Reasonably possible gain (loss)	(35,444)
Possible gain (loss)	(106,332)
Brazilian real u s dollar exchange rate member | Nexi member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(120,200)
Probable gain (loss)	(420)
Reasonably possible gain (loss)	(15,992)
Possible gain (loss)	(47,977)
Brazilian real u s dollar exchange rate member | Other member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(849,859)
Probable gain (loss)	(2,970)
Reasonably possible gain (loss)	(113,071)
Possible gain (loss)	(339,214)
Brazilian real u s dollar exchange rate member | Financial investments abroad member
Disclosure of detailed information about financial instruments [line items]
Exposure value	5,936,290
Probable gain (loss)	20,743
Reasonably possible gain (loss)	789,806
Possible gain (loss)	2,369,417
Libor floating interest rate member | Export prepayments member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(46,249)
Probable gain (loss)	(19,280)
Reasonably possible gain (loss)	(1,373)
Possible gain (loss)	(4,118)
Libor floating interest rate member | Financings for investiments in plants member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(2,445,937)
Probable gain (loss)	(1,448,186)
Reasonably possible gain (loss)	(103,105)
Possible gain (loss)	(309,316)
Libor floating interest rate member | Sace member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(1,824,276)
Probable gain (loss)	(1,146,782)
Reasonably possible gain (loss)	(81,646)
Possible gain (loss)	(244,939)
Libor floating interest rate member | M o n f o r t e member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(266,403)
Probable gain (loss)	(86,426)
Reasonably possible gain (loss)	(6,153)
Possible gain (loss)	(18,460)
Libor floating interest rate member | Nexi member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(120,200)
Probable gain (loss)	(96,406)
Reasonably possible gain (loss)	(6,864)
Possible gain (loss)	(20,591)
Libor floating interest rate member | Other member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(849,859)
Probable gain (loss)	(289,804)
Reasonably possible gain (loss)	(20,633)
Possible gain (loss)	(61,899)
C d i interest rate member | Debentures member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(47,109)
Probable gain (loss)	(3,833)
Reasonably possible gain (loss)	(4,508)
Possible gain (loss)	(14,472)
C d i interest rate member | Financial investments in brazil member
Disclosure of detailed information about financial instruments [line items]
Exposure value	4,480,620
Probable gain (loss)	95,609
Reasonably possible gain (loss)	111,898
Possible gain (loss)	335,975
I p c a interest rate member | Bond member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(435,778)
Probable gain (loss)	241,788
Reasonably possible gain (loss)	(87,535)
Possible gain (loss)	(291,961)
I p c a interest rate member | Debentures member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(150,352)
Probable gain (loss)	24,477
Reasonably possible gain (loss)	(7,509)
Possible gain (loss)	(23,180)
I p c a interest rate member | B n b f i n e p f u n d e s f i n i s a f i n a m e f n e member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(4,616)
Probable gain (loss)	830
Reasonably possible gain (loss)	(260)
Possible gain (loss)	(809)
Selic interest rate member | Dollar swap c d i member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(502,508)
Probable gain (loss)	16,752
Reasonably possible gain (loss)	20,802
Possible gain (loss)	77,279
Selic interest rate member | Leniency agreement member
Disclosure of detailed information about financial instruments [line items]
Exposure value	(1,085,468)
Probable gain (loss)	(36,697)
Reasonably possible gain (loss)	(42,993)
Possible gain (loss)	R$ (130,903)